Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Stockholders' Equity Attributable to Parent	$ 7,821	$ 6	$ 4,935	$ 722	$ 2,158
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent				301
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings	(1,396)		(1,396)
Net Income (Loss) Attributable to Parent	(46)				(46)
Cumulative Effect of New Accounting Principle in Period of Adoption				182	(182)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance				1,205	1,930
Stockholders' Equity Attributable to Parent	6,680	6	3,539	1,023	2,112
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(447)			(447)
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings	(619)		(619)
Adjustment to APIC, Contribution from Parent	102		102
Net Income (Loss) Attributable to Parent	94				94
Stockholders' Equity Attributable to Parent	5,810	6	3,022	758	2,024
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(171)			(171)
Net Income (Loss) Attributable to Parent	409				409
Stockholders' Equity Attributable to Parent	2,005	6	1,761	(171)	409
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	888			888
Dividends	700				700
Net Income (Loss) Attributable to Parent	359				359
Stockholders' Equity Attributable to Parent	$ 2,552	$ 6	$ 1,761	$ 717	$ 68